Operating expenses - Disclosure of expenses by nature (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Subcontracting costs	€ (10,727)	€ (10,193)
Cost of supplies and consumable materials	(1,948)	(2,180)
Personnel expenses other than share-based compensation	(11,895)	(11,400)
Share-based compensation	(2,596)	(852)
Personnel expenses	(14,491)	(12,252)
Non-scientific advisory and consulting	(2,994)	(2,676)
Leasing and maintenance	(1,058)	(1,148)
Travel expenses and meeting attendance	(354)	(58)
Marketing, communication and public relations	(459)	(159)
Scientific advisory and consulting	(360)	(79)
Other purchases and external expenses	(1,132)	(1,255)
Depreciation and amortization	(2,042)	(2,161)
Intellectual property expenses	(668)	(798)
Other income and (expenses), net	(863)	(892)
Operating expenses	(37,096)	(33,851)	[1]
Operating expenses | R&D
Statement Line Items [Line Items]
Subcontracting costs	(10,727)	(10,179)
Cost of supplies and consumable materials	(1,663)	(1,513)
Personnel expenses other than share-based compensation	(7,447)	(6,827)
Share-based compensation	(1,275)	(219)
Personnel expenses	(8,722)	(7,046)
Non-scientific advisory and consulting	(752)	(175)
Leasing and maintenance	(97)	(131)
Travel expenses and meeting attendance	(245)	(22)
Marketing, communication and public relations	(84)	(44)
Scientific advisory and consulting	(360)	4
Other purchases and external expenses	(9)	0
Depreciation and amortization	(1,274)	(1,473)
Intellectual property expenses	(492)	(779)
Other income and (expenses), net	(531)	151
Operating expenses	(24,956)	(21,208)
Operating expenses | G&A
Statement Line Items [Line Items]
Subcontracting costs	0	(13)
Cost of supplies and consumable materials	(285)	(666)
Personnel expenses other than share-based compensation	(4,448)	(4,573)
Share-based compensation	(1,321)	(633)
Personnel expenses	(5,769)	(5,206)
Non-scientific advisory and consulting	(2,242)	(2,501)
Leasing and maintenance	(961)	(1,017)
Travel expenses and meeting attendance	(109)	(36)
Marketing, communication and public relations	(375)	(115)
Scientific advisory and consulting	0	(83)
Other purchases and external expenses	(1,123)	(1,255)
Depreciation and amortization	(768)	(689)
Intellectual property expenses	(176)	(20)
Other income and (expenses), net	(332)	(1,043)
Operating expenses	€ (12,140)	€ (12,643)

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.